RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
16.	Related-Party Transactions

Acquisition of MANF and associated obligations
The Company was co-founded in 2008 by Mr. Gerald Commissiong and Dr. John Commissiong under the original name of CNS Protein Therapeutics, Inc. (“CNS”), and changed its name to Amarantus Bioscience, Inc. in 2010, and now Amarantus Bioscience Holdings, Inc. Dr. Commisiong is currently the Chief Scientific Officer, a member of the Board of Directors (appointed in March 2011) and majority shareholder of the Company. Mr. Gerald Commissiong is currently the Chief Executive Officer, a member of the Board of Directors, and a significant shareholder of the Company. Dr. Commissiong also founded Neurotrophics, Inc., a Canadian company, in 2003. In 2007, Neurotrophics established an agreement with EMS Development Group to acquire the intellectual property rights to a protein compound, mesencephalic astrocyte-derived neurotrophic factor (“MANF”), from Prescient Neuropharma Co. MANF was discovered by Dr. Commissiong while working for Prescient in 2002, as a drug candidate with promising therapeutic properties for treatment of syndromes such Parkinson’s Disease.

EMS received $59,000 in 2007 in funding from Neurotrophics to purchase the MANF intellectual property rights. Prior to this payment, Neurotrophics received a total of $100,000 in investments from certain outside parties. The same investors provided $100,000 in funding to CNS in 2008, and CNS renegotiated and assumed the $100,000 convertible note investment made into Neurotrophics. The investors directed Neurotrophics and EMS to assign the MANF intellectual property rights to CNS and CNS agreed to assume certain other liabilities related to the technology transfer. CNS will compensate these creditors on a future date mutually agreeable between the parties. In addition, CNS agreed to compensate EMS for its assistance in acquiring the rights to MANF by making installment payments in an aggregate amount of $95,000.

The technology transfer transaction created a contingent liability for the Company. Legal counsel to the Company has advised that transfers of assets out of the usual course of business, referred to under applicable Canadian law as “bulk sales”, must comply with certain rules in order to avoid a potential voiding of the sale or transfer, making the purchaser liable to unpaid trade creditors, or creating an encumbrance on the assets transferred or sold. The transfer of the MANF rights by Neurotrophics to CNS may impose such obligations on CNS, as a purchaser. Counsel further advised that upon payment in full of all of the Neurotrophics debts outstanding as of March 5, 2008, no action can be successfully maintained to void or set aside the transfer of the MANF rights to CNS, and thus to the Company.

To remedy this contingent liability, CNS agreed to compensate Neurotrophics to repay its creditors on a future date mutually agreeable between the parties, and agreed to assume debts owed to John Commissiong and Gerald Commissiong by Neurotrophics.

The Company has recorded a total of $0 and $0 as of December 31, 2013 and 2012, respectively in obligations reflecting this liability in its financial statements. The Company recorded the assumption of the Neurotrophics debts as a distribution in 2008.

Royalty Agreement - Founders
In October 2010, the Company entered into an agreement with the founders, Gerald Commissiong and John Commissiong, where they will receive a 2.5% (1.25% each for Gerald Commissiong and John Commissiong) Royalty from the gross commercial revenue of patents derived from the Company’s proprietary PhenoGuard platform technology, including patents associated with the MANF Protein and related Gene." To date no payments have been made.

Former Chairman
The Company obtained the services of its former Chairman Martin D. Cleary through a consulting agreement. During the years ended December 31, 2013, 2012, and the period from January 14, 2008 (date of inception) to December 31, 2013, consulting services of $0, $0, and $479,166, respectively are included in the statement of operations. This agreement also includes a change of control clause whereby the Company shall pay Mr. Cleary a bonus of 5% of the gross proceeds to the Company resulting from the change of control. Upon his election and in his sole discretion, and in lieu of the change of control bonus, the Company shall issue to him shares of the Company’s common stock equal to 2.5% of the Company’s fully diluted capitalization as of the date of termination of the agreement. Mr. Cleary resigned from the Company in July, 2012.

Related Party Capital Transactions
In March 2012, a former and an existing Board of Director member converted a Convertible Promissory Note in the amount of $21,000, each plus accrued interest. This resulted in the issuance of 217,280 shares of Common Stock to each party. In addition, in March 2012 an existing Board of Director member converted a Convertible Promissory Note in the amount of $30,000. This resulted in the issuance of 608,300 shares of Common Stock. The same Board member also holds $60,172 of Convertible Promissory Note with the company as of December 31, 2013. $100,000 of this Convertible Promissory Note was converted in January 2013, resulting in the issuance of 2,765,625 shares of Common Stock. The same Board member also holds $5,556 8% Senior convertible debentures.

Related Party Debt transactions
In October 2013, the Company’s Chief Executive Officer, Gerald Commissiong, its Chief Scientific Officer, John Commissiong and one of the Company’s Directors Robert Harris invested $5,000 each or an aggregate of $15,000 in the Debenture and Warrant Transaction (see Note 9) and was each issued a Denture in the principal aggregate amount of $5,556 and a warrant to purchase 138,889 shares. The shares underlying the Debentures and Warrants purchased by Messrs. Gerald Commissiong, John Commissiong and Robert Harris were not included in the related registration statement.